Significant information for the first half of 2026 (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination
The provisional purchase price allocation led to the recognition of €204 million of goodwill, determined as follows:

(€ million)	Fair value at acquisition date
Other intangible assets	1,150
Other current and non-current assets and liabilities	429
Cash and cash equivalents	169
Short-term debt	(249)
Deferred taxes, net	(132)
Net assets of Dynavax	1,367
Goodwill	204
Purchase price	1,571